UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07608

Nuveen North Carolina Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen North Carolina Quality Municipal Income Fund (NNC)
	February 28, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 162.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 162.2% (100.0% of Total Investments)

	Education and Civic Organizations – 25.6% (15.8% of Total Investments)
$ 30	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 –	No Opt. Call	Aa3	$ 30,526
	NPFG Insured
	Board of Governors of the University of North Carolina, Winston-Salem State University General
	Revenue Bonds, Series 2013:
2,950	5.000%, 4/01/33	4/22 at 100.00	A–	3,188,950
1,000	5.125%, 4/01/43	4/22 at 100.00	A–	1,079,270
5,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	5,616,200
2,310	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	Aa2	2,724,506
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student	4/21 at 100.00	AA	1,648,500
	Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014:
500	5.000%, 3/01/26	3/22 at 100.00	AA+	571,030
250	5.000%, 3/01/28	3/22 at 100.00	AA+	284,748
500	5.000%, 3/01/29	3/22 at 100.00	AA+	568,985
500	5.000%, 3/01/32	3/22 at 100.00	AA+	561,180
1,230	5.000%, 3/01/45	3/22 at 100.00	AA+	1,363,517
3,900	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project,	10/26 at 100.00	AA+	4,521,192
	Refunding Series 2016B, 5.000%, 7/01/42
1,605	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project,	10/25 at 100.00	AA+	1,805,079
	Series 2015 A, 5.000%, 10/01/55
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University,
	Series 2013A:
1,560	5.000%, 4/01/32	4/23 at 100.00	A–	1,726,998
1,000	5.000%, 4/01/33	4/23 at 100.00	A–	1,101,790
4,440	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University,	3/22 at 100.00	BBB	4,668,482
	Series 2012, 5.000%, 3/01/34
	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake
	Forest University, Refunding Series 2016:
5,000	4.000%, 1/01/37	7/26 at 100.00	AA	5,181,400
1,750	4.000%, 1/01/39	7/26 at 100.00	AA	1,809,273
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
2,915	5.000%, 10/01/23	No Opt. Call	A3	3,381,692
3,070	5.000%, 10/01/24	No Opt. Call	A3	3,585,484
1,360	5.000%, 10/01/25	No Opt. Call	A3	1,593,267
2,020	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A,	10/23 at 100.00	Aa1	2,281,853
	5.000%, 10/01/42
290	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 –	4/17 at 100.00	A	291,047
	AMBAC Insured
800	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015,	4/25 at 100.00	Aa3	898,280
	5.000%, 4/01/45
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014:
2,070	5.000%, 4/01/32	4/24 at 100.00	Aa3	2,339,700
1,175	5.000%, 4/01/33	4/24 at 100.00	Aa3	1,322,486
1,385	5.000%, 4/01/35	4/24 at 100.00	Aa3	1,548,527
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,000	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,131,660
3,065	5.000%, 4/01/39	4/24 at 100.00	Aa3	3,408,372
1,250	Western Carolina University, North Carolina, General Revenue Bonds, Refunding Series 2015A,	10/25 at 100.00	Aa3	1,405,825
	5.000%, 10/01/45
55,425	Total Education and Civic Organizations			61,639,819
	Health Care – 21.8% (13.4% of Total Investments)
2,750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/19 at 100.00	AA–	2,932,683
	Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/22 at 100.00	AA–	5,738,198
	Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43
2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	2,215,420
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
4,295	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012,	5/22 at 100.00	A–	4,553,473
	5.000%, 11/01/41
500	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/23 at 100.00	A+	562,895
	Center, Refunding Series 2013, 5.000%, 10/01/26
555	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA	597,707
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health
	Inc., Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	AA–	5,120,785
5,000	5.000%, 11/01/43	11/20 at 100.00	AA–	5,330,950
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	BBB+	3,031,053
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
2,750	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge	1/20 at 100.00	A	2,900,178
	HealthCare, Refunding Series 2010A, 5.000%, 1/01/36
2,375	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley	10/22 at 100.00	A–	2,613,616
	Health System, Refunding Series 2012A, 5.000%, 10/01/27
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	2,212,640
	Health System, Series 2012A, 5.000%, 6/01/42
2,335	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, FirstHealth of	10/17 at 100.00	AA	2,338,176
	the Carolinas Project, Refunding Series 2012A, 4.000%, 10/01/39
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare,	7/25 at 100.00	AA–	2,194,080
	Series 2015A, 5.000%, 7/01/44
1,125	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest	12/22 at 100.00	A	1,279,170
	Baptist Obligated Group, Refunding Series 2012B, 5.000%, 12/01/27
3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest	12/22 at 100.00	A	3,331,770
	Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A+	2,240,240
	Refunding Series 2012A, 5.000%, 10/01/27
2,930	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical	6/22 at 100.00	A	3,134,895
	Center, Refunding Series 2012, 5.000%, 6/01/32
48,295	Total Health Care			52,327,929
	Housing/Multifamily – 1.2% (0.7% of Total Investments)
	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock
	Apartments, Series 2003:
585	5.150%, 1/01/22 (Alternative Minimum Tax)	4/17 at 102.00	N/R	598,098
2,260	5.375%, 1/01/36 (Alternative Minimum Tax)	4/17 at 102.00	N/R	2,285,335
2,845	Total Housing/Multifamily			2,883,433
	Housing/Single Family – 0.7% (0.5% of Total Investments)
1,705	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	1,789,500
	4.500%, 1/01/28
	Long-Term Care – 1.4% (0.9% of Total Investments)
2,690	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Deerfield	11/26 at 100.00	N/R	2,921,905
	Episcopal Retirement Community, Refunding First Mortgage Series 2016, 5.000%, 11/01/37
450	North Carolina Medical Care Commission, Revenue Bonds, United Methodist Retirement Homes Inc.,	10/23 at 100.00	N/R	461,016
	Refunding Series 2013A, 5.000%, 10/01/33
3,140	Total Long-Term Care			3,382,921
	Materials – 0.6% (0.4% of Total Investments)
1,400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	1,400,588
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Series
	2007A, 4.625%, 3/01/27 (Alternative Minimum Tax)
	Tax Obligation/General – 8.0% (4.9% of Total Investments)
	Catawba County, North Carolina, General Obligation Bonds, Limited Obligation Series 2014A:
1,000	5.000%, 6/01/30	6/24 at 100.00	Aa2	1,138,040
730	5.000%, 6/01/31	6/24 at 100.00	Aa2	828,127
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,212,670
1,150	5.000%, 7/01/29	7/26 at 100.00	AAA	1,386,049
1,000	5.000%, 7/01/30	7/26 at 100.00	AAA	1,199,720
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
300	5.000%, 6/01/25	No Opt. Call	AA	363,174
1,450	5.000%, 6/01/27	No Opt. Call	AA	1,781,340
835	Durham, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 10/01/26	No Opt. Call	AAA	1,032,903
	Durham, North Carolina, General Obligation Bonds, Series 2007:
2,820	5.000%, 4/01/21	4/17 at 100.00	AAA	2,830,716
1,475	5.000%, 4/01/22	4/17 at 100.00	AAA	1,480,694
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009,	4/20 at 100.00	AA+	1,154,580
	5.000%, 4/01/30
1,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2016A,	No Opt. Call	AAA	1,223,410
	5.000%, 9/01/25
1,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	1,238,720
2,000	Wake County, North Carolina, Limited Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/35	12/26 at 100.00	AA+	2,325,100
16,810	Total Tax Obligation/General			19,195,243
	Tax Obligation/Limited – 15.8% (9.8% of Total Investments)
	Buncombe County, North Carolina, Limited Obligation Bonds, Series 2014A:
1,085	5.000%, 6/01/33	6/24 at 100.00	AA+	1,237,692
1,600	5.000%, 6/01/34	6/24 at 100.00	AA+	1,818,432
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Refunding	6/18 at 100.00	AA+	2,507,886
	Series 2008A, 5.000%, 6/01/33
2,045	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014,	12/24 at 100.00	AAA	2,356,699
	5.000%, 12/01/39
2,085	Dare County, North Carolina, Installment Purchase Contract, Limited Obligation Series 2012B,	6/22 at 100.00	AA	2,335,367
	5.000%, 6/01/28
500	Henderson County, North Carolina, Limited Obligation Bonds, Series 2015, 5.000%, 10/01/31	10/25 at 100.00	AA	580,570
783	Hillsborough, North Carolina, Special Assessment Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	814,946
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds,
	Series 2012:
1,065	5.000%, 4/01/29	4/22 at 100.00	A1	1,186,282
1,165	5.000%, 4/01/30	4/22 at 100.00	A1	1,294,874
1,000	5.000%, 4/01/31	4/22 at 100.00	A1	1,108,200
200	5.000%, 4/01/32	4/22 at 100.00	A1	220,740
	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C:
3,000	5.000%, 5/01/24	No Opt. Call	AA+	3,586,200
5,000	5.000%, 5/01/25	5/24 at 100.00	AA+	5,942,750
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series	7/21 at 100.00	AA	8,964,972
	2011, 5.000%, 7/01/41
1,000	Raleigh, North Carolina, Limited Obligation Bonds, Series 2013, 5.000%, 10/01/33	10/23 at 100.00	AA+	1,136,710
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
1,195	5.000%, 10/01/25	10/24 at 100.00	AA+	1,428,897
1,305	5.000%, 10/01/26	10/24 at 100.00	AA+	1,546,882
33,498	Total Tax Obligation/Limited			38,068,099
	Transportation – 21.4% (13.2% of Total Investments)
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	5,458,700
	Series 2010A, 5.000%, 7/01/39
10	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	10,945
	Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)
1,425	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding	7/21 at 100.00	Aa3	1,574,696
	Series 2011A, 5.000%, 7/01/41
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding
	Series 2014A:
2,865	5.000%, 7/01/27	7/24 at 100.00	Aa3	3,330,104
3,000	5.000%, 7/01/28	7/24 at 100.00	Aa3	3,465,300
1,400	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series	7/21 at 100.00	Aa3	1,492,554
	2011B, 5.000%, 7/01/36 (Alternative Minimum Tax)
10,000	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes	6/25 at 100.00	BBB–	10,445,699
	Project, Series 2015, 5.000%, 6/30/54 (Alternative Minimum Tax)
2,725	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	2,960,467
	5.250%, 2/01/40
515	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B,	2/20 at 100.00	A3	556,329
	5.000%, 2/01/29
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation
	Series 2017C:
835	0.000%, 7/01/28	7/26 at 91.99	BBB–	524,522
800	0.000%, 7/01/30	7/26 at 83.69	BBB–	445,464
850	0.000%, 7/01/31	7/26 at 79.58	BBB–	446,165
2,400	0.000%, 7/01/33	7/26 at 71.99	BBB–	1,123,080
3,160	0.000%, 7/01/36	7/26 at 61.63	BBB–	1,242,891
3,100	0.000%, 7/01/37	7/26 at 58.52	BBB–	1,158,997
1,900	0.000%, 7/01/40	7/26 at 50.36	BBB–	607,943
400	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A,	7/26 at 100.00	BBB–	435,132
	5.000%, 7/01/47
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien
	Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA	90,611
4,375	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA	2,378,250
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	1,197,173
2,380	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	1,167,009
7,575	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	3,436,096
1,470	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	642,081
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding
	Series 2010A:
2,490	5.000%, 5/01/26	5/20 at 100.00	Aa3	2,764,647
4,125	5.000%, 5/01/36	5/20 at 100.00	Aa3	4,509,986
65,250	Total Transportation			51,464,841
	U.S. Guaranteed – 44.7% (27.5% of Total Investments) (4)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds,
	Series 2007:
1,840	5.250%, 10/01/27 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	1,889,330
1,725	5.250%, 10/01/38 (Pre-refunded 10/01/17)	10/17 at 100.00	N/R (4)	1,771,247
3,100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA (4)	3,241,918
	4/01/31 (Pre-refunded 4/01/18) – AGM Insured
	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds,
	Series 2008:
425	5.000%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	AA+ (4)	450,101
1,005	5.000%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 100.00	AA+ (4)	1,064,355
4,950	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA– (4)	5,133,150
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47 (Pre-refunded 1/15/18)
	Craven County, North Carolina, Certificates of Participation, Series 2007:
160	5.000%, 6/01/23 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	161,795
3,000	5.000%, 6/01/27 (Pre-refunded 6/01/17) – NPFG Insured	6/17 at 100.00	AA– (4)	3,033,660
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	9,886,817
	(Pre-refunded 6/01/21)
	Harnett County, North Carolina, Certificates of Participation, Series 2009:
1,000	5.000%, 6/01/28 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (4)	1,087,990
500	5.000%, 6/01/29 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (4)	543,995
2,225	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA (4)	2,330,643
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 (Pre-refunded 4/01/18) – AGM Insured
400	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A, 5.000%,	2/19 at 100.00	AA+ (4)	430,716
	2/01/27 (Pre-refunded 2/01/19)
1,000	North Carolina Capital Facilities Finance Agency, General Revenue Bonds, Duke University,	4/19 at 100.00	AA+ (4)	1,083,460
	Series 2009B, 5.000%, 10/01/38 (Pre-refunded 4/01/19)
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding
	Series 1993B:
100	6.000%, 1/01/22 (ETM)	No Opt. Call	AAA	120,677
180	6.000%, 1/01/22 – NPFG Insured (ETM)	No Opt. Call	A3 (4)	217,219
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B,	1/19 at 100.00	AAA	1,502,984
	5.000%, 1/01/26 (Pre-refunded 1/01/19)
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A,	7/22 at 100.00	AAA	4,114,775
	5.000%, 1/01/25 (Pre-refunded 7/01/22)
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County	1/21 at 100.00	N/R (4)	1,955,789
	Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35 (Pre-refunded 1/01/21)
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center,
	Series 2007:
500	5.000%, 11/01/20 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	514,410
3,425	5.000%, 11/01/27 (Pre-refunded 11/01/17)	11/17 at 100.00	N/R (4)	3,523,709
785	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	N/R (4)	841,850
	2009A, 5.000%, 1/01/30 (Pre-refunded 1/01/19)
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	Aaa	4,639,907
	1/01/20 (ETM)
1,535	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2012B, 5.000%,	No Opt. Call	AAA	1,747,137
	1/01/21 (ETM)
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
140	5.000%, 1/01/21 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	148,312
265	5.375%, 1/01/26 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	282,827
1,700	5.500%, 1/01/29 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	1,812,438
7,335	5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	AA (4)	7,828,351
750	Northern Hospital District Surry County, North Carolina, Health Care Facilities Revenue Bonds,	4/18 at 100.00	BBB (4)	793,740
	Series 2008, 6.250%, 10/01/38 (Pre-refunded 4/01/18)
1,210	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23	6/18 at 100.00	AA– (4)	1,273,017
	(Pre-refunded 6/01/18) – NPFG Insured
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009:
2,020	6.000%, 6/01/34 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (4)	2,243,654
1,020	6.000%, 6/01/36 (Pre-refunded 6/01/19) – AGC Insured	6/19 at 100.00	AA (4)	1,132,934
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
600	5.625%, 6/01/30 (Pre-refunded 6/01/20) – AGC Insured	6/20 at 100.00	AA (4)	684,366
2,100	5.750%, 6/01/36 (Pre-refunded 6/01/20) – AGC Insured	6/20 at 100.00	AA (4)	2,403,660
1,000	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2007, 5.000%,	5/17 at 100.00	AA+ (4)	1,005,630
	5/01/37 (Pre-refunded 5/01/17) – FGIC Insured (Alternative Minimum Tax)
2,250	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA (4)	2,322,833
	12/01/27 (Pre-refunded 12/01/17) – AGM Insured
5,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34	6/17 at 100.00	AA (4)	5,056,500
	(Pre-refunded 6/01/17) – AGM Insured
10,200	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2007, 5.000%,	12/17 at 100.00	AAA	10,530,989
	12/01/36 (Pre-refunded 12/01/17)
	University of North Carolina, System Pooled Revenue Bonds, Series 2009C:
1,000	5.250%, 10/01/28 (Pre-refunded 10/01/19)	10/19 at 100.00	A3 (4)	1,105,870
1,000	5.375%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	A3 (4)	1,109,050
5,100	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+ (4)	5,651,871
	(Pre-refunded 1/01/20)
2,450	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA+ (4)	2,577,915
	(Pre-refunded 6/01/18)
1,750	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3 (4)	1,757,088
	Series 2007, 5.000%, 4/01/25 (Pre-refunded 4/01/17) – AMBAC Insured
6,400	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%,	6/17 at 100.00	AAA	6,472,128
	6/01/37 (Pre-refunded 6/01/17)
100,585	Total U.S. Guaranteed			107,480,807
	Utilities – 7.7% (4.7% of Total Investments)
1,040	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2016,	No Opt. Call	Aa2	1,261,582
	5.000%, 4/01/26
	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 3/01/24	No Opt. Call	A+	1,302,330
395	5.000%, 3/01/25	No Opt. Call	A+	466,072
1,330	5.000%, 3/01/28	3/26 at 100.00	A+	1,555,794
775	5.000%, 3/01/30	3/26 at 100.00	A+	895,683
1,710	5.000%, 3/01/32	3/26 at 100.00	A+	1,956,428
900	4.000%, 3/01/33	3/26 at 100.00	A+	942,309
5,000	North Carolina Capital Facilities Financing Agency, Solid Waste Disposal Revenue Bond, Duke	11/20 at 100.00	Aa2	5,317,300
	Energy Carolinas Project, Refunding Series 2008B, 4.625%, 11/01/40
315	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	334,710
	2009A, 5.000%, 1/01/30
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding
	Series 2015A:
1,545	5.000%, 1/01/28	1/26 at 100.00	A	1,824,120
1,500	5.000%, 1/01/32	1/26 at 100.00	A	1,726,380
760	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	7/26 at 100.00	A	889,755
	2016A, 5.000%, 1/01/30
16,380	Total Utilities			18,472,463
	Water and Sewer – 13.3% (8.2% of Total Investments)
1,145	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A,	4/22 at 100.00	AA–	1,316,784
	5.000%, 4/01/25
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds,	8/21 at 100.00	AA+	2,388,339
	Refunding Series 2011, 5.000%, 8/01/31
	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015:
940	5.000%, 7/01/32	7/25 at 100.00	AAA	1,102,018
2,325	5.000%, 7/01/40	7/25 at 100.00	AAA	2,676,935
1,000	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,048,490
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36	2/21 at 100.00	AA	4,270,704
1,250	5.000%, 2/01/41	2/21 at 100.00	AA	1,381,513
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012,	5/22 at 100.00	AA	1,754,597
	5.000%, 5/01/28
3,040	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015, 5.000%,	6/25 at 100.00	AA	3,443,651
	6/01/33 – AGM Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30	3/22 at 100.00	AAA	623,832
1,600	5.000%, 3/01/31	3/22 at 100.00	AAA	1,795,776
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A:
5,000	5.000%, 3/01/28	3/23 at 100.00	AAA	5,847,850
3,785	5.000%, 3/01/43	3/23 at 100.00	AAA	4,298,549
28,165	Total Water and Sewer			31,949,038
$ 373,498	Total Long-Term Investments (cost $372,274,824)			390,054,681
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (64.0)% (5)			(153,999,866)
	Other Assets Less Liabilities – 1.8%			4,411,793
	Net Assets Applicable to Common Shares – 100%			$ 240,466,608

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$390,054,681	$ —	$390,054,681

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of February 28, 2017, the cost of investments was $371,999,787.
Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2017, were as follows:

Gross unrealized:
Appreciation	$20,324,956
Depreciation	(2,270,062)
Net unrealized appreciation (depreciation) of investments	$18,054,894

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total
Investments is 39.5%.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         April 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         April 28, 2017